Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2013	Jan. 26, 2014 Subsequent Event Warrants	Feb. 06, 2012 2011 Share Option Scheme	Jan. 13, 2014 2011 Share Option Scheme Subsequent Event American Depository Share	Jan. 13, 2014 2011 Share Option Scheme Subsequent Event American Depository Share Performance Based Awards
Subsequent Event [Line Items]
Granted, shares			23,404,120	495,963	1,811,854
Option exercise price			$ 0.605	$ 29.03	$ 29.03
Award granted		136,500
Warrant, exercise price		29.34